03059443

1.1260386

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC MAIL RECEIVED PROCESSING SECTION
AUG 18 2003
WASH, D.C. 155

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FORM D

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply): [X] Rule 504 [ ] Rule 505 [ ] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

PROCESSED
AUG 19 2003
THOMSON FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indiciate change.)

(1) **Willis Automotive Group, Inc.** and (2) **Willis Manufacturing, Inc.**

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)

5593 North Street, Dryden, MI 48428 **(810) 796-2244**

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
(if different from Executive Offices) **n/a**

Brief Description of Business

Willis Automotive Group, Inc. and its wholly owned subsidiary, Willis Manufacturing, Inc., are minority suppliers of interior components for the automotive industry.

Type of Business Organization

[X] corporation [ ] limited partnership, already formed [ ] other (please specify):

[ ] business trust [ ] limited partnership, to be formed

Month Year

Actual Date of Incorporation: **12/11/1998 (Willis Automotive Group, Inc.)** [X] Actual [ ] Estimated

10/04/1999 (Willis Manufacturing, Inc.)

Jurisdiction of Incorporation or Organization: DE

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years; **none**
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Jeffrey K. Willis**

Business or Residence Address (Number and Street, City, State, Zip Code)

5593 North Street, Dryden, MI 48428

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........	[ ]	[X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?....................... $25,000.00

	Yes	No
3. Does the offering permit joint ownership of a single unit?..	[ ]	[X]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only. **N/A**

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$__________	$__________
Equity	$__________	$__________
[ ] Common [ ] Preferred		

Convertible Securities (including warrants)	$ 750,000	$ 500,000
Partnership Interests	$	$
Other (Specify________).	$	$
Total	$	$

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors		$
Non-accredited Investors		$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A	Convertible	$ 500,000
Rule 504	Convertible	$ 500,000
Total		$ 500,000

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$
Printing and Engraving Costs	[ ]	$
Legal Fees	[X]	$ 41,000
Accounting Fees	[ ]	$
Engineering Fees	[ ]	$
Sales Commissions (specify finders' fees separately)	[ ]	$
Other Expenses (identify) ________	[ ]	$
Total	[ ]	$ 41,000

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 709,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used

or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ] $ -0-	[ ] $ -0-
Purchase of real estate	[ ] $________	[ ] $________
Purchase, rental or leasing and installation of machinery and equipment	[ ] $________	[ ] $________
Construction or leasing of plant buildings and facilities	[ ] $________	[ ] $________
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $________	[ ] $________
Repayment of indebtedness	[ ] $________	[ ] $709,000
Working capital	[ ] $________	[ ] $________
Other (specify):________	[ ] $________	[ ] $________
________	[ ] $________	[ ] $________
Column Totals	[ ] $________	[ ] $709,000
Total Payments Listed (column totals added)	[ ] $709,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Willis Automotive Group, Inc. **Willis Manufacturing, Inc.**	[signature]	**8/8/2003**
Name of Signer (Print or Type) **Jeffrey K. Willis**	Title of Signer (Print or Type) **President**	

APPENDIX

1	2	3	4	5
	Intend to sell to non-accredited investors in State (Part B-Item 1)	Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)	Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No	Convertible Securities (including warrants)	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
TN		X	$750,000	8	$500,000	N/A	-0-		X

http://www.sec.gov/divisions/corpfin/forms/formd.htm
Last update: 06/06/2002